Warrants - Narrative (Detail)		3 Months Ended
	May 08, 2017 shares	Mar. 31, 2017 Days € / shares $ / shares shares	Mar. 31, 2017 $ / shares shares
Public Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		45,000,000
Period after completion of Business Combination warrants become exercisable		30 days
Warrants expiration term		5 years
Public Warrants | Ordinary Shares
Class of Warrant or Right [Line Items]
Number of shares entitled to each warrant (in shares)		0.3333333333	0.3333333333
Exercise price (in dollars per share) | $ / shares			$ 11.50
Founder Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		22,000,000
Period after completion of Business Combination warrants become exercisable		30 days
Warrants expiration term		5 years
Period after completion of Business Combination that holders are unable to effect sale or distribution of warrants		180 days
Founder Warrants | Ordinary Shares
Class of Warrant or Right [Line Items]
Number of shares entitled to each warrant (in shares)		0.3333333333	0.3333333333
Exercise price (in dollars per share) | $ / shares			$ 11.50
Earnout Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		3,000,000
Warrants expiration term		5 years
Period after completion of Business Combination that holders are unable to effect sale or distribution of warrants		180 days
Price per share underlying the warrants (in dollars per share) | $ / shares		$ 13.00
Warrants trading days threshold | Days		20
Warrants consecutive trading days after closing of Business Combination threshold | Days		30
Earnout Warrants | Ordinary Shares
Class of Warrant or Right [Line Items]
Number of shares entitled to each warrant (in shares)		1	1
Exercise price (in dollars per share) | € / shares		$ 0.10
Subsequent Event | Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants exercised (in shares)	0
Subsequent Event | Founder Warrants
Class of Warrant or Right [Line Items]
Number of warrants exercised (in shares)	0
Subsequent Event | Earnout Warrants
Class of Warrant or Right [Line Items]
Warrants exercisable (in shares)	0